CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Revenues	$ 99,140	$ 99,611	$ 100,195
Cost of sales	(57,250)	(56,127)	(53,683)
Gross profit	41,890	43,484	46,512
Other operating income	100	239	288
Research and development expenses	(5,657)	(5,040)	(5,069)
Selling, general and administrative expenses	(32,246)	(30,366)	(28,225)
Impairment charges and inventory provisioning	(41,755)	(48,165)
Operating (loss)/profit	(37,668)	(39,848)	13,506
Financial income	3,198	3,147	13,491
Financial expenses	(5,405)	(5,439)	(4,054)
Net financing (expense)/income	(2,207)	(2,292)	9,437
(Loss)/Profit before tax	(39,875)	(42,140)	22,943
Total income tax credit/(expense)	1,214	3,557	(756)
(Loss)/Profit for the year	(38,661)	(38,583)	22,187
(Loss)/Profit for the year (all attributable to equity holders)	(40,270)	(100,625)	21,796
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the year on discontinued operations	$ (1,609)	$ (62,042)	$ (391)
Basic (loss)/earnings per ADS (US Dollars) - continuing operations	$ (0.45)	$ (0.42)	$ 0.24
Diluted (loss)/earnings per ADS (US Dollars) - continuing operations	(0.45)	(0.42)	0.12
Basic (loss)/earnings per ADS (US Dollars) - group	(0.47)	(1.10)	0.24
Diluted (loss)/earnings per ADS (US Dollars) - group	(0.47)	(1.10)	0.12
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ADS (US Dollars) - continuing operations	(1.79)	(1.68)	0.96
Diluted (loss)/earnings per ADS (US Dollars) - continuing operations	(1.79)	(1.68)	0.48
Basic (loss)/earnings per ADS (US Dollars) - group	(1.86)	(4.38)	0.94
Diluted (loss)/earnings per ADS (US Dollars) - group	$ (1.86)	$ (4.38)	$ 0.46